PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 80.3%

Aerospace & Defense — 1.6%
AAR Corp.	9,463	$168,063
Aerojet Rocketdyne Holdings, Inc.*	18,008	753,275
Curtiss-Wright Corp.	5,716	528,215
Ducommun, Inc.*	7,007	174,124
Kaman Corp.	14,070	541,273

		2,164,950

Airlines — 0.3%
SkyWest, Inc.	15,624	409,193

Apparel — 0.6%
Columbia Sportswear Co.	390	27,211
Crocs, Inc.*	5,881	99,918
Deckers Outdoor Corp.*	4,633	620,822
G-III Apparel Group Ltd.*	2,736	21,067

		769,018

Auto Manufacturers — 0.1%
Navistar International Corp.*	9,701	159,969

Auto Parts & Equipment — 0.5%
Altra Industrial Motion Corp.	1,177	20,586
Dorman Products, Inc.*	1,898	104,902
Tenneco, Inc., Class A*	10,038	36,137
Visteon Corp.*	9,719	466,318

		627,943

Banks — 17.0%
Alerus Financial Corp.	6,539	108,024
Amalgamated Bank, Class A	12,054	130,424
Ameris Bancorp	39,751	944,484
Atlantic Union Bankshares Corp.	36,424	797,686
BancorpSouth Bank	45,328	857,606
Bank of Hawaii Corp.	3,848	212,564
Banner Corp.	30,633	1,012,114
Bryn Mawr Bank Corp.	12,103	343,483
CenterState Bank Corp.	59,175	1,019,585
Columbia Banking System, Inc.	44,991	1,205,759
Community Bank System, Inc.	21,867	1,285,780
ConnectOne Bancorp, Inc.	30,484	409,705
CVB Financial Corp.	61,682	1,236,724
FB Financial Corp.	27,062	533,663
First Financial Bankshares, Inc.	36,711	985,323
First Merchants Corp.	35,038	928,157
First Midwest Bancorp, Inc.	40,418	534,932
German American Bancorp, Inc.	13,881	381,034
Glacier Bancorp, Inc.	39,812	1,353,807
Great Western Bancorp, Inc.	30,928	633,405
Heritage Financial Corp.	23,645	472,900
Home BancShares, Inc.	30,777	369,016
Independent Bank Corp.	19,901	1,281,027
Lakeland Financial Corp.	22,535	828,161
Pinnacle Financial Partners, Inc.	14,786	555,066
Prosperity Bancshares, Inc.	5,552	267,884
Renasant Corp.	44,316	967,862
Sandy Spring Bancorp, Inc.	13,594	307,768
South State Corp.	9,617	564,806
The First of Long Island Corp.	7,078	122,803

	Number of Shares	Value†
Banks — (continued)
Towne Bank	22,428	$405,723
TriCo Bancshares	20,332	606,300
United Community Banks, Inc.	52,742	965,706

		22,629,281

Biotechnology — 0.5%
Emergent BioSolutions, Inc.*	10,743	621,590

Building Materials — 1.0%
American Woodmark Corp.*	1,609	73,322
Foundation Building Materials, Inc.*	2,454	25,252
Gibraltar Industries, Inc.*	9,145	392,503
Griffon Corp.	23,894	302,259
Patrick Industries, Inc.	8,647	243,500
Summit Materials, Inc., Class A*	18,986	284,790

		1,321,626

Chemicals — 1.0%
H.B. Fuller Co.	2,974	83,064
Innospec, Inc.	4,101	284,979
PolyOne Corp.	31,031	588,658
Quaker Chemical Corp.	1,282	161,891
Stepan Co.	2,520	222,919

		1,341,511

Coal — 0.2%
Warrior Met Coal, Inc.	19,109	202,938

Commercial Services — 3.8%
ABM Industries, Inc.	14,933	363,768
AMN Healthcare Services, Inc.*	9,443	545,900
ASGN, Inc.*	15,520	548,166
Chegg, Inc.*	13,346	477,520
FTI Consulting, Inc.*	3,654	437,640
Herc Holdings, Inc.*	15,860	324,496
HMS Holdings Corp.*	22,364	565,138
ICF International, Inc.	7,690	528,303
Laureate Education, Inc., Class A*	37,554	394,692
LiveRamp Holdings, Inc.*	17,265	568,364
Rent-A-Center, Inc.	16,123	227,979

		4,981,966

Computers — 2.8%
CACI International, Inc., Class A*	2,171	458,406
Lumentum Holdings, Inc.*	17,641	1,300,142
NetScout Systems, Inc.*	27,561	652,369
Perspecta, Inc.	55,979	1,021,057
Vocera Communications, Inc.*	11,938	253,563

		3,685,537

Cosmetics & Personal Care — 0.4%
Edgewell Personal Care Co.*	21,951	528,580

Distribution & Wholesale — 0.6%
Anixter International, Inc.*	5,740	504,374
Beacon Roofing Supply, Inc.*	19,908	329,278

		833,652

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Diversified Financial Services — 2.1%
Hamilton Lane, Inc., Class A	7,456	$412,391
Houlihan Lokey, Inc.	14,423	751,727
Oportun Financial Corp.*	9,738	102,736
PJT Partners, Inc., Class A	9,038	392,159
Stifel Financial Corp.	24,208	999,306
Virtu Financial, Inc., Class A	8,832	183,882

		2,842,201

Electric — 4.4%
ALLETE, Inc.	23,829	1,445,944
IDACORP, Inc.	10,206	895,985
MGE Energy, Inc.	1,090	71,362
PNM Resources, Inc.	39,177	1,488,726
Portland General Electric Co.	40,419	1,937,687

		5,839,704

Electronics — 2.0%
FARO Technologies, Inc.*	9,922	441,529
nVent Electric PLC	29,165	492,014
TTM Technologies, Inc.*	57,152	590,952
Vishay Intertechnology, Inc.	29,641	427,127
Watts Water Technologies, Inc., Class A	8,530	722,064

		2,673,686

Engineering & Construction — 2.0%
EMCOR Group, Inc.	12,645	775,391
KBR, Inc.	58,096	1,201,425
TopBuild Corp.*	8,765	627,925

		2,604,741

Entertainment — 0.7%
Live Nation Entertainment, Inc.*	1,475	67,053
Marriott Vacations Worldwide Corp.	16,127	896,339
Vail Resorts, Inc.	181	26,736

		990,128

Environmental Control — 0.2%
Casella Waste Systems, Inc., Class A*	6,000	234,360

Food — 2.4%
BellRing Brands, Inc., Class A*	18,486	315,186
Darling Ingredients, Inc.*	17,819	341,590
Grocery Outlet Holding Corp.*	8,394	288,250
Hostess Brands, Inc.*	78,990	842,034
Nomad Foods Ltd.*	41,577	771,669
Performance Food Group Co.*	1,096	27,093
The Simply Good Foods Co.*	30,486	587,161

		3,172,983

Gas — 2.1%
Chesapeake Utilities Corp.	12,313	1,055,347
ONE Gas, Inc.	20,938	1,750,836

		2,806,183

Hand & Machine Tools — 0.7%
Kennametal, Inc.	49,412	920,051

Healthcare Products — 1.9%
Avanos Medical, Inc.*	25,783	694,336

	Number of Shares	Value†
Healthcare Products — (continued)

CONMED Corp.	8,737	$500,368
Globus Medical, Inc., Class A*	9,184	390,596
Integra LifeSciences Holdings Corp.*	10,421	465,506
Luminex Corp.	18,936	521,308

		2,572,114

Healthcare Services — 1.0%
Acadia Healthcare Co., Inc.*	24,724	453,685
Syneos Health, Inc.*	20,588	811,579

		1,265,264

Home Builders — 0.7%
KB Home	17,849	323,067
MDC Holdings, Inc.	5,740	133,168
Meritage Homes Corp.*	12,638	461,413

		917,648

Household Products & Wares — 0.4%
Helen of Troy Ltd.*	3,474	500,360

Insurance — 5.5%
AMERISAFE, Inc.	8,291	534,521
BRP Group, Inc., Class A*	10,867	114,647
CNO Financial Group, Inc.	10,459	129,587
Enstar Group Ltd.*	4,765	757,873
Kemper Corp.	9,383	697,814
Kinsale Capital Group, Inc.	8,242	861,536
MGIC Investment Corp.	87,684	556,793
NMI Holdings, Inc., Class A*	21,769	252,738
Palomar Holdings, Inc.*	9,819	571,073
Primerica, Inc.	6,780	599,894
ProAssurance Corp.	7,013	175,325
RLI Corp.	11,000	967,230
Selective Insurance Group, Inc.	23,071	1,146,629

		7,365,660

Iron & Steel — 0.5%
Commercial Metals Co.	42,577	672,291

Leisure Time — 0.4%
Callaway Golf Co.	49,273	503,570

Lodging — 0.1%
Boyd Gaming Corp.	7,990	115,216

Machinery - Construction & Mining — 0.2%
BWX Technologies, Inc.	5,357	260,939

Machinery - Diversified — 0.6%
Cactus, Inc., Class A	26,943	312,539
Columbus McKinnon Corp.	16,110	402,750
SPX FLOW, Inc.*	1,125	31,972

		747,261

Media — 0.9%
Gray Television, Inc.*	2,600	27,924
Nexstar Media Group, Inc., Class A	10,475	604,722

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Media — (continued)
TEGNA, Inc.	50,181	$544,965

		1,177,611

Metal Fabricate/Hardware — 1.0%
CIRCOR International, Inc.*	7,731	89,911
Rexnord Corp.	56,074	1,271,198

		1,361,109

Mining — 0.5%
Coeur Mining, Inc.*	32,474	104,241
Constellium S.E.*	34,972	182,204
Kaiser Aluminum Corp.	1,865	129,207
Sandstorm Gold Ltd.*	58,158	291,372

		707,024

Miscellaneous Manufacturing — 0.9%
Enerpac Tool Group Corp.	25,512	422,223
Federal Signal Corp.	27,199	741,989

		1,164,212

Oil & Gas — 1.6%
Brigham Minerals, Inc., Class A	31,010	256,453
Delek US Holdings, Inc.	9,142	144,078
Falcon Minerals Corp.	60,125	129,269
Murphy USA, Inc.*	5,574	470,222
Noble Energy, Inc.	51,836	313,089
Viper Energy Partners LP	74,303	492,629
WPX Energy, Inc.*	86,357	263,389

		2,069,129

Oil & Gas Services — 0.1%
Apergy Corp.*	33,602	193,212

Packaging and Containers — 1.0%
Graphic Packaging Holding Co.	52,996	646,551
TriMas Corp.*	30,325	700,508

		1,347,059

Pharmaceuticals — 0.8%
PRA Health Sciences, Inc.*	4,061	337,225
Prestige Consumer Healthcare, Inc.*	20,394	748,052

		1,085,277

Pipelines — 0.1%
Rattler Midstream LP	34,194	118,995

Real Estate — 0.3%
Kennedy-Wilson Holdings, Inc.	34,035	456,750

Retail — 2.9%
BJ’s Wholesale Club Holdings, Inc.*	31,047	790,767
Burlington Stores, Inc.*	2,665	422,296
FirstCash, Inc.	6,499	466,238
Five Below, Inc.*	6,984	491,534
Jack in the Box, Inc.	2,239	78,477
Lithia Motors, Inc., Class A	4,170	341,064
Papa John’s International, Inc.	9,387	500,984
RH*	1,378	138,448
Rite Aid Corp.*	7,859	117,885
Shoe Carnival, Inc.	2,937	61,002

	Number of Shares	Value†
Retail — (continued)
Sonic Automotive, Inc., Class A	5,033	$66,838
Texas Roadhouse, Inc.	1,340	55,342
Wingstop, Inc.	2,773	221,008
Zumiez, Inc.*	8,540	147,913

		3,899,796

Savings & Loans — 2.4%
Brookline Bancorp, Inc.	45,852	517,210
Flushing Financial Corp.	4,121	55,057
OceanFirst Financial Corp.	42,619	678,068
Pacific Premier Bancorp, Inc.	26,689	502,821
Provident Financial Services, Inc.	31,477	404,794
Washington Federal, Inc.	37,579	975,551

		3,133,501

Semiconductors — 3.7%
Cohu, Inc.	13,236	163,862
CTS Corp.	19,755	491,702
Entegris, Inc.	6,840	306,227
FormFactor, Inc.*	16,974	341,008
Lattice Semiconductor Corp.*	25,388	452,414
MACOM Technology Solutions Holdings, Inc.*	36,300	687,159
MKS Instruments, Inc.	4,950	403,177
Onto Innovation, Inc.*	27,005	801,238
Semtech Corp.*	15,264	572,400
Synaptics, Inc.*	12,803	740,910

		4,960,097

Software — 1.6%
Allscripts Healthcare Solutions, Inc.*	46,703	328,789
Avaya Holdings Corp.*	3,454	27,943
Bottomline Technologies, Inc.*	14,071	515,702
SYNNEX Corp.	8,148	595,619
Verint Systems, Inc.*	13,767	591,981

		2,060,034

Telecommunications — 1.2%
Knowles Corp.*	37,723	504,734
Liberty Latin America Ltd., Class C*	46,399	476,054
Viavi Solutions, Inc.*	57,713	646,962

		1,627,750

Transportation — 2.6%
Air Transport Services Group, Inc.*	13,950	255,006
Euronav N.V.	51,282	578,461
Golar LNG Ltd.	53,977	425,339
Hub Group, Inc., Class A*	4,451	202,387
Marten Transport Ltd.	24,861	510,148
Saia, Inc.*	11,527	847,695
Werner Enterprises, Inc.	17,957	651,121

		3,470,157

Water — 0.4%
SJW Group	9,802	566,262

TOTAL COMMON STOCKS (Cost $130,711,690)		106,680,089

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — 11.6%

Apartments — 0.2%
Preferred Apartment Communities, Inc., Class A	26,899	$193,135

Building & Real Estate — 0.5%
PennyMac Mortgage Investment Trust	66,538	706,633

Diversified — 1.2%
Blackstone Mortgage Trust, Inc., Class A	10,556	196,553
PS Business Parks, Inc.	9,979	1,352,354

		1,548,907

Diversified Financial Services — 0.1%
KKR Real Estate Finance Trust, Inc.	8,470	127,135

Healthcare — 2.4%
Healthcare Realty Trust, Inc.	55,461	1,549,026
National Health Investors, Inc.	19,305	955,984
Physicians Realty Trust	52,010	725,019

		3,230,029

Hotels & Resorts — 1.4%
Chatham Lodging Trust	20,452	121,485
Park Hotels & Resorts, Inc.	50,678	400,863
Pebblebrook Hotel Trust	65,716	715,647
RLJ Lodging Trust	86,010	663,997

		1,901,992

Industrial — 2.2%
CyrusOne, Inc.	24,753	1,528,498
STAG lndustrial, Inc.	61,126	1,376,557

		2,905,055

Office Property — 1.0%
Columbia Property Trust, Inc.	54,015	675,187
Hudson Pacific Properties, Inc.	27,457	696,310

		1,371,497

Real Estate — 0.7%
Safehold, Inc.	14,294	903,810

Storage & Warehousing — 1.2%
Life Storage, Inc.	6,715	634,903
Terreno Realty Corp.	19,199	993,548

		1,628,451

Strip Centers — 0.7%
Acadia Realty Trust	51,915	643,227
Urban Edge Properties	23,268	204,991

		848,218

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $21,783,210)		15,364,862

EXCHANGE TRADED FUNDS — 0.4%

iShares Russell 2000 Value ETF (Cost $869,005)	6,893	565,433

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 2.3%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.330%) (Cost $3,072,319)	3,072,319	$3,072,319

TOTAL INVESTMENTS — 94.6% (Cost $156,436,224)		125,682,703
Other Assets & Liabilities — 5.4%		7,133,366

TOTAL NET ASSETS — 100.0%		$132,816,069

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

ETF — Exchange-Traded Fund.

LP — Limited Partnership.

N.V. — Naamloze Vennootschap.

PLC — Public Limited Company.

S.E. — Societas Europaea.